Taxes (Details 3) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Taxes
Deferred income tax asset to be recovered after more than 12 months	$ 17,676	$ 16,067
Deferred income tax asset to be recovered within 12 months	20,821	22,574
Deferred income tax assets	38,497	38,641
Deferred income tax liability to be recovered after more than 12 months	(998,285)	(984,389)
Deferred income tax liability to be recovered within 12 months	(42,765)	(39,903)
Deferred income tax liability	(1,041,050)	(1,024,292)
Deferred income tax assets (liabilities), net	$ (1,002,553)	$ (985,651)